Leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Total lease costs	¥ 110,993
Short-term lease costs	¥ 21,726
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	15 years